Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Rate Reconciliation [Line Items]
Expected federal income tax expense (benefit)	$ (15,662)	$ (2,124)	$ 16,135
Dividends received deduction	(890)	(1,960)	(1,960)
Tax reform		(11,461)
Tax rate differential on capital loss carryback, etc.	(9,769)
Other	(523)	(268)	472
Total income tax expense (benefit)	$ (26,844)	$ (15,813)	$ 14,647